Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES
11.	INCOME TAXES

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current tax laws of BVI, the Company’s subsidiary incorporated in the BVI is not subject to tax on income or capital gains.

Hong Kong

Zhongchao HK is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax laws, Zhongchao HK is exempted from income tax on its foreign-derived income and there are no withholding taxed in Hong Kong on remittance of dividends.

PRC

Zhongchao WFOE, Zhongchao Shanghai, Shanghai Maidemu are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. The EIT rate for companies operating in the PRC is 25%. Shanghai Zhongxun, Shanghai JingyiShanghai, Huijing, Beijing Boya, Zhongchao Shanghai Beijing Branch and Shanghai Zhongxun Beijing Branch qualify as Small and Low Profit Enterprises, and are subject to a preferential EIT of 10%. Liaoning Zhixun was not qualified as a tax payer until fiscal year 2021.

Entities qualifying as Software Development Enterprises enjoy a preferential tax treatment of income tax exemption for the first two years, and 50% reduction of rate (i.e. 12.5%) for the next three years. Entities qualifying as High and New Technology Enterprises enjoy a preferential tax rate of 15%. Qualified as a Software Development Enterprise and a High and New Technology Enterprise, Zhongchao Shanghai received the preferential tax treatments from the year ended December 31, 2016, and was exempted from income taxes for the years ended December 31, 2016 and 2017, applied a preferential income tax rate of 12.5% for the years ended December 2018 through 2020, and a preferential income tax rate of 15% from the year ended December 31, 2021 and thereafter.

In September 2018, the State Taxation Administration of the PRC announced a preferential tax treatment for research and development expenses. Qualified entities is entitled to deduct 175% research and development expenses against income to reach a net operating income.

Income tax expenses consist of the following:

	For the Years Ended December 31,
	2020	2019	2018
Current income tax expenses	$(543,211)	$(705,231)	$(441,156)
Deferred income tax benefits (expenses)	58,424	318,087	(60,975)
Income tax expenses	$(484,787)	$(387,144)	$(502,131)

Below is a reconciliation of the statutory tax rate to the effective tax rate:

	For the Years Ended December 31,
	2020	2019	2018
PRC statutory income tax rate	25%	25%	25%
Effect of preferential tax benefits	(13.96)%	(14.23)%	(7.30)%
Effect of non-deductible expenses	0.35%	0.39%	0.22%
Effect of research and development credits	(1.47)%	(2.25)%	(3.28)%
Effect of deferred tax rate change for share based compensation	(0.11)%	(0.09)%	(0.31)%
Effective tax rate	9.81%	8.82%	14.33%

Deferred tax assets as of December 31, 2020 and 2019 consist of the following:

	December 31, 2020	December 31, 2019
Excess advertising expense	699,717	$608,131
Deferred Intangible assets amortization	22,983	24,165
Net operating loss carrying forward	7,666	20,543
Share-based compensation	65,181	36,155
	$795,547	$688,994

As of December 31, 2020 and 2019, the Company had net operating loss carryforwards of $36,538 and $209,345, respectively. The Company utilized the net operating loss carryforwards during the year ended December 31, 2020. The Company reviews deferred tax assets for a valuation allowance based upon whether it is more likely than not that the deferred tax asset will be fully realized. As of December 31, 2020 and 2019, the Company did not record valuation allowance against the deferred tax assets based upon management’s assessment that it is more likely than not that there will be realization of the deferred tax asset.

The Company evaluates its valuation allowance requirements at end of each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances cause a change in management’s judgement about the recoverability of deferred tax assets, the impact of the change on the valuation allowance is generally reflected in income from operations. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryforward period available under applicable tax law.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2020 and 2019, the Company did not have any significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit. The Company does not believe that its uncertain tax benefits position will materially change over the next twelve months.